FORM 13F COVER PAGE

"Report for the Calander Year or Quarter ended: December 31, 2007"

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F Film Number: 28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the person signing
"the report is authorized to submit it, that all information contained" "herein is true, correct and complete, and that it is understood that" "all required items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Ellis
Title: Compliance Officer
Phone: 0044 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Ellis, London United Kingdom, February 13 2008"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
   this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in
"   this report, and all holdings are reported by other reporting manager(s).)"
[   ] 13F COMBINATION REPORT. (Check here if a portion of the
  holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 77
"Form 13F Information Table Value Total: $301,756 (thousands)"

FORM 13F INFORMATION TABLE

3M Co	COM	88579Y101	67	800	SH		Sole		800	0	0
Ableauctions Com Inc	COM NEW	00371F206	1	6414	SH		Sole		6414	0	0
Altria Group Inc	COM	02209S103	139	1835	SH		Sole		1835	0	0
Amgen Inc	COM	031162100	3489	75085	SH		Sole		75085	0	0
Anglo American Plc	ADR NEW	03485P201	0	5221	SH		Sole		5221	0	0
Anheuser Busch Cos Inc	COM	035229103	126	2400	SH		Sole		2400	0	0
Arch Capital Group Ltd	ORD	G0450A105	162	2300	SH		Sole		2300	0	0
Ballard Power Systems Inc	COM	05858H104	3	500	SH		Sole		500	0	0
Bank Of America Corporation	COM	060505104	16	400	SH		Sole		400	0	0
Barrick Gold Corp	COM	067901108	7843	186640	SH		Sole		186640	0	0
Berkshire Hathaway Inc Del	CL A	084670108	0	18	SH		Sole		18	0	0
Berkshire Hathaway Inc Del	CL B	084670207	795	168	SH		Sole		168	0	0
Best Buy Inc	COM	086516101	8	150	SH		Sole		150	0	0
BP Plc	SPONSORED ADR	055622104	58	792	SH		Sole		792	0	0
Bristol Myers Squibb Co	COM	110122108	228	8600	SH		Sole		8600	0	0
Burlington Northern Santa Fe	COM	12189T104	1248	20000	SH		Sole		20000	0	0
Caterpillar Inc De	COM	149123101	73	1000	SH		Sole		1000	0	0
Chevron Corp New	COM	166764100	93	800	SH		Sole		800	0	0
Cisco Systems Inc	COM	17275R102	246	9090	SH		Sole		9090	0	0
Clean Diesel Tech Inc	COM NEW	18449C302	27026	1210707	SH		Sole		1210707	0	0
Coca Cola Co	COM	191216100	40693	664850	SH		Sole		664850	0	0
Coeur D'Alene Mines Corp IDA	COM	192108108	12546	2545035	SH		Sole		2545035	0	0
Conocophillips	COM	20825C104	812	9200	SH		Sole		9200	0	0
Covidien Ltd	COM	G2552X108	862	19500	SH		Sole		19500	0	0
Dell Inc	COM	24702R101	858	35000	SH		Sole		35000	0	0
Devon Energy Corp New	COM	25179M103	533	6000	SH		Sole		6000	0	0
Digital River Inc	COM	25388B104	93	2815	SH		Sole		2815	0	0
Discovery Laboratories Inc N	COM	254668106	5	2500	SH		Sole		2500	0	0
Du Pont E I de Nemours & Co	COM	263534109	837	19000	SH		Sole		19000	0	0
Lilly Eli & Co	COM	532457108	107	2000	SH		Sole		2000	0	0
Emerson Electric Co	COM	291011104	204	3600	SH		Sole		3600	0	0
Encana Corporation	COM	292505104	13446	197645	SH		Sole		197645	0	0
Esco Technologies Inc	COM	296315104	0	25000	SH		Sole		25000	0	0
Exxon Mobil Corp	COM	30231G102	624	6662	SH		Sole		6662	0	0
Fuel Tech Inc	COM	359523107	93	4125	SH		Sole		4125	0	0
Gap Inc Del	COM	364760108	0	10	SH		Sole		10	0	0
General Electric Co	COM	369604103	4655	139730	SH		Sole		139730	0	0
Gold Fields Ltd New	SPONSORED ADR	38059T106	11222	1463300	SH		Sole		1463300	0	0
Goldcorp Inc New	COM	380956409	2294	67550	SH		Sole		67550	0	0
Heinz H J Co	COM	423074103	21	450	SH		Sole		450	0	0
Hershey Co	COM	427866108	394	10000	SH		Sole		10000	0	0
Iamgold Corp	COM	450913108	2641	325000	SH		Sole		325000	0	0
Intel Corp	COM	458140100	5706	214335	SH		Sole		214335	0	0
International Business Machs	COM	459200101	162	1500	SH		Sole		1500	0	0
Ishares Silver Trust	ISHARES	46428Q109	44	300	SH		Sole		300	0	0
Johnson & Johnson	COM	478160104	2820	327560	SH		Sole		327560	0	0
Kimberly Clark Corp	COM	494368103	262	3780	SH		Sole		3780	0	0
Kraft Foods Inc	CL A	50075N104	71030	2254560	SH		Sole		2254560	0	0
Marsh & Mclennan Cos Inc	COM	571748102	1010	38152	SH		Sole		38152	0	0
McDermott Intl Inc	COM	580037109	10	165	SH		Sole		165	0	0
Mcdonalds Corp	COM	580135101	442	7500	SH		Sole		7500	0	0
Medco Health Solution Inc	COM	58405U102	24	482	SH		Sole		482	0	0

Merck & Co Inc	COM	589331107	180	3100	SH		Sole		3100	0	0
MGT Capital Invs Inc	COM	55302P103	898	237160	SH		Sole		237160	0	0
Microsoft Corp	COM	594918104	29821	839040	SH		Sole		839040	0	0
Monsanto Co New	COM	61166W101	1450	13000	SH		Sole		13000	0	0
Neenah Paper Inc 	COM	640079109	0	17	SH		Sole		17	0	0
Newmont Mining Corp	COM	651639106	46587	954825	SH		Sole		954825	0	0
Pepsico Inc	COM	713448108	379	5000	SH		Sole		5000	0	0
Pfizer Inc	COM	717081103	168	7400	SH		Sole		7400	0	0
Plug Power Inc	COM	72919P103	1	140	SH		Sole		140	0	0
Procter & Gamble Co	COM	742718109	959	19070	SH		Sole		19070	0	0
Raytheon Company	COM NEW	755111507	121	2000	SH		Sole		2000	0	0
Rio Tinto Plc	SPONSORED ADR	767204100	54	130	SH		Sole		130	0	0
Royal Dutch Shell Plc	SPON ADR A	780259107	572	6895	SH		Sole		6895	0	0
Royal Dutch Shell Plc	SPON ADR B	780259206	261	3100	SH		Sole		3100	0	0
Schlumberger Ltd	COM	806857108	393	4000	SH		Sole		4000	0	0
Suncor Energy Inc	COM	867229106	71	650	SH		Sole		650	0	0
Texas Pacific Land Trust	SUB CTF PROP I T	882610108	34	750	SH		Sole		750	0	0
Tibco Software Inc	COM	88632Q103	12	1463	SH		Sole		1463	0	0
United Micro Corp	SPON ADR NEW	910873405	1070	308272	SH		Sole		308272	0	0
Vion Pharmaceuticals Inc	COM	927624106	0	400	SH		Sole		400	0	0
Wal Mart Stores Inc	COM	931142103	1884	38147	SH		Sole		38147	0	0
Wave Systems Corp	COM NEW	943526301	4	2500	SH		Sole		2500	0	0
World Wrestling Entertainment Inc	CL A	98156Q108	1	100	SH		Sole		100	0	0
Wyeth	COM	983024100	729	16500	SH		Sole		16500	0	0
Zimmer Holdings Inc	COM	98956P102	37	560	SH		Sole		560	0	0